                                                     Registration Nos. 333-22931
                                                                        811-8282

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                    [_]

                       Pre-Effective Amendment No. __           [_]

                       Post-Effective Amendment No. 24          [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                [_]

                              Amendment No. 33                  [X]
                        (Check appropriate box or boxes.)

                              LOOMIS SAYLES FUNDS I
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 399 Boylston Street
                 Boston, Massachusetts                        02116
--------------------------------------------------------------------------------
                 (Address of principal executive offices)     (Zip Code)

Registrant's Telephone Number, including Area Code           (617) 449-2801
                                                             --------------

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------
Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):
[X] Immediately upon filing pursuant to paragraph (b)
[_] On (date) pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] On (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         --------------------------------------------------------------

This post-effective amendment relates only the Loomis Sayles High Income Opportunities Fund, a new series of the Registrant. No other disclosure with respect to any other series of the Registrant is modified hereby.

This Post Effective Amendment No. 24 to the Registration Statement on Form N-1A of Loomis Sayles Funds I (the "Trust") incorporates by reference the Prospectus and Statement of Additional Information contained in the Trust's Post Effective Amendment No. 21, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 18, 2003.

This Post-Effective Amendment No. 24 is filed to extend the effective date of Post-Effective Amendment No. 21 to February 27, 2004.

                                                     Registration Nos. 333-22931
                                                                        811-8282

                              LOOMIS SAYLES FUNDS I
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a)       Articles of Incorporation.

     (1)  The Registrant's Agreement and Declaration of Trust dated December 23,
          1993 (the "Agreement and Declaration") is incorporated by reference to exhibit (1) to post-effective amendment ("PEA") No. 2 filed on April
          21, 1998 to the Registrant's initial registration statement filed on January 11, 1994 (the "Registration Statement").

     (2)  Amendment No. 1 effective July 1, 2003 to the Agreement and
          Declaration is incorporated by reference to exhibit (a)(2) to PEA No.
          20 filed on September 10, 2003.

(b)       By-Laws.

     (1) The Registrant's By-Laws are incorporated by reference to exhibit (2) to PEA No. 2 to the Registration Statement filed on April 21, 1998.

(c)       Instruments Defining Rights of Security Holders.

          Rights of shareholders are described in Article III, Sections 5 of the Agreement and Declaration is incorporated by reference to exhibit (1) to PEA No. 2 to the Registration Statement filed on April 21, 1998.

(d)       Investment Advisory Contracts.

     (1)  Advisory Agreement between the Registrant, on behalf of Loomis Sayles
          Core Plus Fixed Income Fund, and Loomis, Sayles & Company, L.P.
          ("Loomis Sayles") is incorporated by reference to exhibit (d)(11) to PEA No. 13 to the Registration Statement filed on February 15, 2001.

     (2) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Fixed Income Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(4) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (3) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Institutional High Income Fund, and Loomis
          Sayles is incorporated by reference to the exhibit (d)(5) to PEA No.
          12 to the Registration Statement filed on January 30, 2001.

     (4)  Advisory Agreement between the Registrant, on behalf of Loomis Sayles
          Intermediate Duration Fixed Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(6) to PEA No. 15 to the Registration Statement filed on January 30, 2002.

     (5) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Investment Grade Fixed Income Fund, and Loomis
          Sayles is incorporated by reference to the exhibit (d)(7) to PEA No.
          12 to the Registration Statement filed on January 30, 2001.

     (6) Advisory Agreement dated February 13, 2001 between the Registrant, on behalf of Loomis Sayles Mid Cap Growth Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10) to PEA No. 13 to the Registration Statement filed on February 15, 2001.

     (7) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Small Company Growth Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(8) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (8) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Benchmark Core Bond Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(2) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (9) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Bond Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(9) to PEA No. 22 to the Registration
          Statement filed on November 28, 2003.

     (10) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Global Bond Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(10) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

     (11) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Small Cap Value Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(11) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

     (12) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles U.S. Government Securities Fund, and Loomis
          Sayles is incorporated by reference to the exhibit (d)(12) to PEA No.
          22 to the Registration Statement filed on November 28, 2003.

     (13) Advisory Agreement between Registrant, on behalf of Loomis Sayles High
          Income Opportunities Fund, and Loomis Sayles is to be filed by amendment.

(e)       Underwriting Contracts.

     (1) Distribution Agreement dated July 1, 2003 between Registrant, on behalf of Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles
          Fixed Income Fund, Loomis Sayles Institutional High Income Fund,
          Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles
          Investment Grade Fixed Income Fund, Loomis Sayles Mid Cap Growth Fund,
          Loomis Sayles Small Company Growth Fund and Loomis Sayles Benchmark
          Core Bond Fund and CDC IXIS Asset Management Distributors, L.P. ("CDC
          IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 20 filed on September 10, 2003.

     (2) Distribution Agreement dated September 12, 2003 between Registrant on behalf of Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund,
          Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government
          Securities Fund and CDC IXIS Distributors is incorporated by reference to the exhibit (e)(2) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

     (3) Form of Dealer Agreement used by CDC IXIS Distributors is incorporated by reference to exhibit (e)(3) to PEA No. 23 to the Registration
          Statement filed on January 28, 2004.

     (4)  Distribution Agreement between Registrant, on behalf of Loomis Sayles
          High Income Opportunities Fund, and CDC IXIS Distributors is to be filed by amendment.

(f)       Bonus or Profit Sharing Contracts.

          Not applicable.

(g)       Custodian Agreements.

     (1)  Custodian Contract dated December 31, 1993 between the Registrant and
          State Street Bank

          and Trust Company ("State Street") is incorporated by reference to exhibit (8) to PEA No. 2 to the Registration Statement filed on April
          21, 1998.

     (2) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to Loomis
          Sayles Small Company Growth Fund is incorporated by reference to exhibit (g)(2) to PEA No. 8 to the Registration Statement filed on January 26, 2000.

     (3) Form of Letter Agreement between Registrant and State Street relating to the applicability of the Custodian Contract for Loomis Sayles
          Benchmark Core Bond Fund, Loomis Sayles Institutional High Income Fund and Loomis Sayles Intermediate Duration Fixed Income Fund is incorporated by reference to exhibit (g)(5) to PEA No. 8 to the Registration Statement filed on January 26, 2000.

     (4) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to the Loomis Sayles Mid
          Cap Growth Fund is incorporated by reference to exhibit (g)(7) to PEA
          No. 13 to the Registration Statement filed on February 15, 2001.

     (5) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to Loomis
          Sayles Core Plus Fixed Income Fund is incorporated by reference to exhibit (g)(8) to PEA No. 13 to the Registration Statement filed on February 15, 2001.

     (6) Amendment to Custodian Agreement between Registrant and State Street is incorporated by reference to exhibit (g)(9) to PEA No. 15 to the Registration Statement filed on January 30, 2002.

     (7) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to the Loomis Sayles
          Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap
          Value Fund and Loomis Sayles U.S. Government Securities Fund is incorporated by reference to the exhibit (g)(7) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

     (8) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to the Loomis Sayles
          High Income Opportunities Fund is to be filed by amendment.

(h)       Other Material Contracts.

     (1)  (i)   Transfer Agency and Service Agreement dated February 1, 2003 between the Registrant, on behalf of its respective series and
                CDC IXIS Asset Management Services, Inc. ("CIS") is incorporated by reference to exhibit (h)(1)(i) to PEA No. 20 filed on
                September 10, 2003.

          (ii)  First Addendum dated September 12, 2003 to Transfer Agency and
                Service Agreement is incorporated by reference to the exhibit
                (h)(1)(ii) to PEA No. 22 to the Registration Statement filed on
                November 28, 2003.

          (iii) Second Addendum dated January 1, 2004 to Transfer Agency and
                Service Agreement incorporated by reference to exhibit
                (h)(1)(iii) to PEA No. 23 to the Registration Statement filed on
                January 28, 2004.

          (iii) Letter Agreement between the Registrant and CIS relating to the applicability of the Transfer Agency and Service Agreement to the Loomis Sayles High Income Opportunities Fund is to be filed by amendment.

     (2)  (i)   Administrative Service Agreement dated October 1, 2003, between the Registrant on behalf of

          each of its series and CIS is incorporated by reference to the exhibit
          (h)(2)(i) to PEA No. 22 to the Registration Statement filed on
          November 28, 2003.

          (ii) Letter Agreement between the Registrant and CIS relating to the applicability of the Administrative Service Agreement to the Loomis Sayles High Income Opportunities Fund is to be filed by amendment.

     (3) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among CDC Nvest Companies Trust I and CDC Nvest Funds Trust I, CDC
          Nvest Funds Trust II, CDC Nvest Funds Trust III and CDC Nvest Cash
          Management Trust and Loomis Sayles Funds I and Registrant is incorporated by reference to the exhibit (h)(3) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

     (4)  (i) Loomis Sayles Fee Waiver/Reimbursement Undertakings dated February
          1, 2004 between Loomis Sayles and the Registrant on behalf of its series enumerated in such undertaking incorporated by reference to the exhibit (h)(4)(i) to the PEA No. 23 to the Registration Statement filed on January 28, 2004.

(i)       Legal Opinion.

          Opinion and Consent of Counsel to be filed by amendment.

(j)       Other Opinions.

          Not Applicable.

(k)       Omitted Financial Statements.

          Not applicable.

(l)       Initial Capital Agreements.

          Not applicable.

(m)       Rule 12b-1 Plans.

     (1)  Distribution Plan for Retail Class shares relating to Loomis Sayles
          Benchmark Core Bond Fund is incorporated by reference to exhibit
          (m)(1) to PEA No. 16 to the Registration Statement filed on November
          27, 2002.

     (2)  Distribution Plan relating to Retail Class shares of Loomis Sayles
          Bond Fund is incorporated by reference to the exhibit (m)(2) to PEA
          No. 22 to the Registration Statement filed on November 28, 2003.

     (3)  Distribution Plan relating to Retail Class shares of Loomis Sayles
          Global Bond Fund is incorporated by reference to the exhibit (m)(3) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

     (4)  Distribution Plan relating to Retail Class shares of Loomis Sayles
          Small Cap Value Fund is incorporated by reference to the exhibit
          (m)(4) to PEA No. 22 to the Registration Statement filed on November
          28, 2003.

     (5)  Distribution Plan relating to Admin Class shares of Loomis Sayles Bond
          Fund is incorporated by reference to the exhibit (m)(5) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

     (6)  Distribution Plan relating to Admin Class shares of Loomis Sayles
          Small Cap Value Fund is incorporated by reference to the exhibit
          (m)(6) to PEA No. 22 to the Registration Statement filed on November
          28, 2003.

(n)       Rule 18f-3 Plan

          Registrant's Plan pursuant to Rule 18f-3(d) under the Investment
          Company Act of 1940, as amended, effective February 2004, incorporated by reference to Post Effective Amendment No. 23 to the Registration
          Statement filed on January 28, 2004.

(p)       Code of Ethics

     (1) Code of Ethics for Registrant dated August 22, 2003 is incorporated by reference to exhibit (p)(1) to PEA No. 22 to the Registration
          Statement filed on November 28, 2003.

     (2) Code of Ethics for Loomis Sayles is incorporated by reference to exhibit (p)(1) to PEA No. 16 to the Registration Statement filed on November 27, 2002.

     (3) Code of Ethics dated July 1, 2003 for CDC IXIS Distributors is incorporated by reference to exhibit (p)(3) to PEA No. 20 filed on September 10, 2003.

(q)       Powers of Attorney

          Power of Attorney for Graham T. Allison, Jr., Edward A. Benjamin,
          Robert J. Blanding, Daniel M. Cain, Paul G. Chenault, Kenneth J.
          Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane and Peter S. Voss is incorporated by reference to exhibit (o) to PEA
          No. 18 to the Registration Statement filed on June 20, 2003.

Item 24. Persons Controlled by or under Common Control with the Fund.

     The Registrant is not aware of any person controlled or under common control with any of its series.

     As of January 2, 2004, the persons listed below owned 25% or more of outstanding voting securities of a Fund of the Registrant and thus may be deemed to "control" the Fund within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended:

Fund                                               Entity, State of Organization           Ownership
----                                               -----------------------------           ---------
Loomis Sayles Benchmark Core Bond Fund             Comerica Bank Attn Michael Moco         49.18%
                                                   Master Trust Support Services
                                                   Re City of Livonia
                                                   Retiree Health/Disability
                                                   PO Box 75000 MC 3446
                                                   Detroit, MI 48275-0001
Loomis Sayles Bond Fund*                           Charles Schwab & Co Inc                 45.45%
                                                   Attn Mutual Fund Dept
                                                   101 Montgomery St
                                                   San Francisco, CA 94104-4122
Loomis Sayles Core Plus Fixed Income Fund          Union Bank of California N              89.89%
                                                   Union Bank Tr Nominee
                                                   FBO CMT Omnibus - Reinvest
                                                   PO Box 85484
                                                   San Diego, CA 92186-5484
Loomis Sayles Fixed Income Fund                    Marsh & McLennan Companies Inc          34.20%
                                                   Marsh & McLennan Defined
                                                   Benefit Plan

                                                   1166 Ave of the Americas
                                                   New York, NY 10036
Loomis Sayles Global Bond Fund*                    Charles Schwab & Co Inc                 56.05%
                                                   Attn Mutual Fund Dept
                                                   101 Montgomery St
                                                   San Francisco, CA 94104-4122
Loomis Sayles Intermediate Duration Fixed Income   Trustees of Clark University            38.51%
Fund                                               Attn: James Collins
                                                   950 Main Street
                                                   Worcester, MA 01610-1477
Loomis Sayles Mid Cap Growth Fund                  City of Cambridge Contributory          99.53%
                                                   Retirement System
                                                   225 Bent Street
                                                   Cambridge, MA 02121-2001

* Such ownership may be beneficially held by individuals or entities other than the owner listed.

     As of January 2, 2004, there were no persons that own 25% or more of the outstanding voting securities of Loomis Sayles Institutional High Income Fund and Loomis Sayles Investment Grade Fixed Income Fund, each a series of the Registrant.

Item 25.  Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust and Article 4 of the Registrant's By-Laws provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

Item 26.  Business and Other Connections of Investment Adviser

(a) Loomis, Sayles & Company, L.P., ("Loomis Sayles"), the investment advisor of the Registrant, provides investment advice to each series of Loomis Sayles Funds I and to other registered investment companies, organizations, and individuals.

     The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (SEC File No. 801-170; IARD/CRD No. 105377).

Item 27. Principal Underwriter

(a) CDC IXIS Asset Management Distributors, L.P. also serves as principal underwriter for:

     CDC Nvest Funds Trust I
     CDC Nvest Funds Trust II
     CDC Nvest Funds Trust III
     CDC Nvest Cash Management Trust

     CDC Nvest Companies Trust I
     Loomis Sayles Funds II

(b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Asset Management Distributors, L.P., and their addresses are as follows:

                                             Positions and Offices                Positions and Offices
                Name                       with Principal Underwriter                with Registrant
-------------------------------------------------------------------------------------------------------------
CDC IXIS Asset Management             General Partner                       None
Distribution Corporation

John T. Hailer                        President and Chief Executive         Executive Vice President and
                                      Officer Trustee

John E. Pelletier                     Senior Vice President, General        Secretary
                                      Counsel, Secretary and Clerk

Scott E. Wennerholm                   Senior Vice President, Treasurer,     None
                                      Chief Financial Officer and Chief
                                      Operating Officer

Coleen Downs Dinneen                  Vice President, Deputy General        Assistant Secretary
                                      Counsel, Assistant Secretary and
                                      Assistant Clerk

Beatriz Pina Smith                    Vice President and Assistant          None
                                      Treasurer, Controller

Anthony Loureiro                      Vice President and Chief Compliance   None
                                      Officer

Jeff Coron                            Senior Vice President                 None

Frank S. Maselli                      Senior Vice President                 None

Sharon Wratchford                     Senior Vice President                 None

Curt Overway                          Senior Vice President                 None

Matt Witkos                           Senior Vice President                 None

Doug Keith                            Senior Vice President                 None

Robert Krantz                         Senior Vice President                 None

Joanne Kane                           Anti-Money Laundering Compliance      None
                                      Officer

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

Item 28.  Location of Accounts and Records

     The following companies maintain possession of the documents required by the specified rules:

              For all series of Registrant:

              (i)   Loomis Sayles Funds I
                    399 Boylston Street
                    Boston, MA 02116

              (ii)  Loomis, Sayles & Company, L.P.
                    One Financial Center
                    Boston, MA 02111

              (iii) CDC IXIS Asset Management Services, Inc.
                    399 Boylston Street
                    Boston, MA 02116

              (iv)  State Street Bank and Trust Company
                    225 Franklin Street
                    Boston, Massachusetts 02110

              (v)   CDC IXIS Asset Management Distributors, L.P.
                    399 Boylston Street
                    Boston, Massachusetts 02116

Item 29.  Management Services

         None.

Item 30.  Undertakings

(a) The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment ("PEA") No. 24 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this PEA No. 24 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 29th day of January, 2004.

                                              LOOMIS SAYLES FUNDS I

                                              By: /s/ JOHN T. HAILER
                                                  ------------------------------
                                                  John T. Hailer
                                                  Executive Vice President

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date indicated.

Signature                             Title                               Date
---------                             -----                               ----
/s/ NICHOLAS H. PALMERINO
-------------------------------------
Nicholas H. Palmerino                 Treasurer                           January 29, 2004

/s/ PETER S. VOSS*
-------------------------------------
Peter S. Voss                         Chairman of the Board; Trustee      January 29, 2004

/s/ GRAHAM T. ALLISON, JR.*
-------------------------------------
Graham T. Allison, Jr.                Trustee                             January 29, 2004

/s/ EDWARD A. BENJAMIN*
-------------------------------------
Edward A. Benjamin                    Trustee                             January 29, 2004

/s/ ROBERT J. BLANDING*
-------------------------------------
Robert J. Blanding                    President, Chief Executive          January 29, 2004
                                      Officer, Trustee

/s/ DANIEL M. CAIN*
-------------------------------------
Daniel M. Cain                        Trustee                             January 29, 2004

/s/ PAUL G. CHENAULT*
-------------------------------------
Paul G. Chenault                      Trustee                             January 29, 2004

/s/ KENNETH J. COWAN*
-------------------------------------
Kenneth J. Cowan                      Trustee                             January 29, 2004

/s/ RICHARD DARMAN*
-------------------------------------
Richard Darman                        Trustee                             January 29, 2004

/s/ JOHN T. HAILER
-------------------------------------
John T. Hailer                        Trustee, Executive Vice President   January 29, 2004

SANDRA O. MOOSE*
-------------------------------------
Sandra O. Moose                       Trustee                             January 29, 2004

JOHN A. SHANE*
-------------------------------------
John A. Shane                         Trustee                             January 29, 2004

                                                                          *By:     /s/ JOHN E. PELLETIER
                                                                               ------------------------------
                                                                                   John E. Pelletier
                                                                                   Attorney-In-Fact**
                                                                                   January 29, 2004

** Power of Attorney for Joseph Alaimo, Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, Paul G. Chenault, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Peter S. Voss and Pendleton P. White is incorporated by reference to exhibit (o) to PEA No. 18 to the Registration Statement filed on June 20, 2003.